Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortised cost | Trade and other payables
Disclosure of financial assets [line items]
Carrying amount of liabilities under IAS 39	$ 293,415	$ 275,192
Carrying amount of liabilities under IFRS 9			$ 95,827
FVTPL | Financial assets - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	17,459	6,307
Carrying amount of assets under IFRS 9			2,916
FVTPL | Financial assets - current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	73,052	130,290
Carrying amount of assets under IFRS 9			804,099
FVTPL | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	997,092	858,291
FVTOCI | Financial assets - non-current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	35,710
Amortised costs | Research and development incentive receivables - non-current member
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	32,707	20,626
Carrying amount of assets under IFRS 9			9,624
Amortised costs | Noncurrent restricted cash
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	1,707	1,509
Carrying amount of assets under IFRS 9			708
Amortised costs | Trade and other receivables
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	38,221	6,978
Carrying amount of assets under IFRS 9			31,585
Amortised costs | Financial assets - current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	929,000	649,359
Carrying amount of assets under IFRS 9			324,400
Amortised costs | Research and development incentive receivables - current
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39		463
Carrying amount of assets under IFRS 9			293
Amortised costs | Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	242,494	297,156
Carrying amount of assets under IFRS 9			116,531
Amortised costs | Cash equivalents
Disclosure of financial assets [line items]
Carrying amount of assets under IAS 39	$ 95,090	$ 61,356
Carrying amount of assets under IFRS 9			$ 255,631